UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: January 31, 2011

Item 1. Schedule of Investments

Schedule of Investments

January 31, 2011	(Unaudited)

LSV Conservative Core		Value
Equity Fund	Shares	(000)

Common Stock (99.3%)
Aerospace & Defense (3.7%)
Boeing	3,300	$229
General Dynamics	5,000	377
ITT	4,600	271
L-3 Communications Holdings, Cl 3	2,900	227
Northrop Grumman	4,900	339
Raytheon	7,000	350
Tyco International	4,900	220

		2,013

Agricultural Operations (0.6%)
Archer-Daniels-Midland	9,600	314

Agricultural Products (0.1%)
Fresh Del Monte Produce	2,000	53

Aircraft (1.2%)
Lockheed Martin	4,600	366
United Continental Holdings*	6,000	153
US Airways Group*	12,800	127

		646

Apparel Retail (0.4%)
Gap	11,100	214

Asset Management & Custody Banks (1.4%)
Ameriprise Financial	5,500	339
Bank of New York Mellon	7,800	244
Legg Mason	5,200	172

		755

Automotive (1.4%)
Ford Motor*	34,800	555
TRW Automotive Holdings*	3,400	203

		758

Banks (6.0%)
Bank of America	47,300	650
Huntington Bancshares	29,800	216
JPMorgan Chase	21,500	966
PNC Financial Services Group	3,200	192
Regions Financial	9,900	70
SunTrust Banks	2,800	85
US Bancorp	8,900	240
Wells Fargo	27,500	892

		3,311

Biotechnology (1.7%)
Amgen*	7,200	396
Biogen Idec*	4,700	308
Gilead Sciences*	5,700	219

		923

Cable & Satellite (0.9%)
Comcast, Cl A	16,500	375

		Value
	Shares	(000)

Cable & Satellite (continued)
Time Warner Cable, Cl A	1,900	$129

		504

Chemicals (1.4%)
Cytec Industries	2,400	131
Dow Chemical	13,500	479
Eastman Chemical	1,600	149

		759

Commercial Printing (0.3%)
RR Donnelley & Sons	9,200	163

Commercial Services (0.2%)
Convergys*	6,400	91

Computer & Electronics Retail (0.9%)
Best Buy	6,900	235
GameStop, Cl A*	7,700	162
RadioShack	6,600	100

		497

Computers & Services (9.5%)
Apple*	3,200	1,086
Applied Materials	24,200	380
CA	9,200	219
Computer Sciences	3,300	176
Google, Cl A*	600	360
Hewlett-Packard	16,900	772
Microsoft	45,000	1,248
NCR*	6,600	108
Oracle	8,800	282
SanDisk*	5,700	258
Seagate Technology*	10,100	141
Western Digital*	4,700	160

		5,190

Construction & Engineering (0.4%)
KBR	6,700	215

Consumer Discretionary (1.2%)
Kimberly-Clark	1,900	123
Procter & Gamble	8,800	556

		679

Consumer Electronics (0.2%)
Garmin	4,500	139

Diversified Metals & Mining (0.9%)
Freeport-McMoRan Copper & Gold	4,800	522

Drug Retail (1.7%)
CVS Caremark	13,100	448
Walgreen	12,500	505

		953

Electrical Services (4.0%)
Ameren	7,100	201
American Electric Power	5,400	193
DTE Energy	4,100	$190

Schedule of Investments

January 31, 2011	(Unaudited)

LSV Conservative Core		Value
Equity Fund	Shares	(000)

Electrical Services (continued)
Edison International	7,500	272
Entergy	3,800	274
Exelon	4,400	187
General Electric	32,200	649
Public Service Enterprise Group	6,400	208

		2,174

Financial Services (3.3%)
American Express	4,600	199
Capital One Financial	5,900	284
Citigroup*	131,100	632
Goldman Sachs Group	2,700	442
Morgan Stanley	8,900	262

		1,819

Food, Beverage & Tobacco (3.3%)
Altria Group	3,700	87
Coca-Cola	6,200	390
Coca-Cola Enterprises	8,700	219
ConAgra Foods	8,900	199
Hormel Foods	3,300	163
Kraft Foods, Cl A	4,100	125
PepsiCo	3,200	206
Philip Morris International	4,200	240
Supervalu	3,200	23
Tyson Foods, Cl A	10,900	179

		1,831

General Merchandise Stores (1.4%)
Big Lots*	4,800	153
Family Dollar Stores	4,300	183
Target	8,400	460

		796

Health Care Distributors (1.1%)
AmerisourceBergen, Cl A	4,400	158
Cardinal Health	4,200	174
McKesson	3,800	286

		618

Health Care Equipment (2.1%)
Baxter International	2,700	131
Beckman Coulter	3,000	216
Covidien	4,300	204
Medtronic	12,700	487
Zimmer Holdings*	2,200	130

		1,168

Household Products, Furniture & Fixtures (0.3%)
Whirlpool	2,100	180

Insurance (8.0%)
ACE	5,300	326
Aetna	9,800	323
Allstate	9,900	308

		Value
	Shares	(000)

Insurance (continued)
Assurant	4,400	$173
Berkshire Hathaway, Cl B*	4,300	352
Chubb	5,300	307
CIGNA	4,000	168
Hartford Financial Services Group	3,100	86
Lincoln National	2,800	81
Loews	2,500	100
MetLife	10,300	471
Prudential Financial	6,400	394
Travelers	6,200	349
UnitedHealth Group	11,500	472
Unum Group	5,300	132
WellPoint*	5,800	360

		4,402

IT Consulting & Other Services (2.6%)
International Business Machines	7,600	1,231
SAIC*	10,800	179

		1,410

Machinery (1.0%)
Oshkosh*	3,900	148
Parker Hannifin	3,000	268
Timken	3,500	165

		581

Metal & Glass Containers (0.6%)
Ball	3,200	227
Owens-Illinois*	2,700	80

		307

Multimedia (1.3%)
DISH Network, Cl A*	5,600	118
News, Cl A	29,300	440
Walt Disney	3,700	144

		702

Office Electronics (0.4%)
Xerox	21,800	231

Office Equipment (0.2%)
Pitney Bowes	5,000	121

Oil & Gas Equipment & Services (0.4%)
Schlumberger	2,100	187

Paper & Paper Products (0.6%)
International Paper	10,900	315

Paper Packaging (0.4%)
Rock-Tenn, Cl A	2,000	133
Sonoco Products	2,800	100

		233

Petroleum & Fuel Products (10.7%)
Apache	4,300	513
Chevron	12,600	1,196

Schedule of Investments

January 31, 2011	(Unaudited)

LSV Conservative Core		Value
Equity Fund	Shares	(000)

Petroleum & Fuel Products (continued)
ConocoPhillips	11,500	$822
Diamond Offshore Drilling	1,300	93
Exxon Mobil	23,500	1,896
Marathon Oil	9,500	434
Murphy Oil	4,300	285
Noble	3,000	115
Tesoro	11,500	222
Valero Energy	12,300	312

		5,888

Petroleum Refining (0.7%)
Hess	4,700	395

Pharmaceuticals (6.6%)
Abbott Laboratories	9,800	443
Bristol-Myers Squibb	8,200	206
Eli Lilly	12,100	421
Forest Laboratories*	3,700	119
Johnson & Johnson	8,400	502
Merck	21,700	720
Mylan Laboratories*	6,600	153
Pfizer	52,100	949
Watson Pharmaceuticals*	1,300	71

		3,584

Printing & Publishing (0.4%)
Lexmark International, Cl A*	1,800	63
McGraw-Hill	3,600	140

		203

Railroads (0.4%)
Union Pacific	2,200	208

Reinsurance (0.9%)
Everest Re Group	1,800	152
PartnerRe	1,900	155
Validus Holdings	5,200	158

		465

Retail (3.9%)
Brinker International	7,600	179
Darden Restaurants	4,400	207
Kroger	8,600	184
Lowe’s	19,000	471
McDonald’s	1,400	103
Safeway	7,700	159
Wal-Mart Stores	14,000	785

		2,088

Semi-Conductors/Instruments (4.4%)
Intel	38,900	835
Jabil Circuit	6,400	129
KLA-Tencor	5,600	247
Lam Research*	3,300	165
Micron Technology*	14,600	154
Texas Instruments	14,700	498
Tyco Electronics	7,800	283
Vishay Intertechnology*	6,900	114

	Shares/Face	Value
	Amount (000)	(000)

Semi-Conductors/Instruments (continued)
Vishay Precision Group*	492	$9

		2,434

Specialized REIT’s (0.3%)
Hospitality Properties Trust	6,400	159

Steel & Steel Works (0.2%)
Alcoa	7,800	129

Technology Distributors (0.6%)
Avnet*	2,600	93
Ingram Micro, Cl A*	5,900	116
Tech Data*	2,600	122

		331

Telephones & Telecommunications (5.1%)
AT&T	36,700	1,010
CenturyLink	4,110	178
Cisco Systems*	33,300	704
Corning	21,900	487
Harris	3,700	172
Verizon Communications	6,500	231

		2,782

Total Common Stock
(Cost $53,043)		54,440

Repurchase Agreement (0.5%)
Morgan Stanley 0.090%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $276,670 (collateralized by U.S. Treasury Note, par 281,222, 1.250%, 04/15/14, with total market value $282,203)	$277	277

Total Repurchase Agreement
(Cost $277)		277

Total Investments — 99.8%
(Cost $53,320) †		$54,717

Percentages are based on Net Assets of $54,844(000).

*	Non-income producing security.

†	At January 31, 2011, the tax basis cost of the Fund’s investments was $53,443(000), and the unrealized appreciation and depreciation were $6,358(000) and $(5,084)(000), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

Cl	— Class

REIT	— Real Estate Investment Trust

Schedule of Investments

January 31, 2011	(Unaudited)
The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$54,440	$—	$—	$54,440
Repurchase Agreement	—	277	—	277

Total Investments in Securities	$54,440	$277	$—	$54,717

LSV-QH-003-0900

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund
By (Signature and Title)	/s/ Philip T. Masterson
Philip T. Masterson
President
Date: March 31, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Phillip T. Masterson
Philip T. Masterson
President
Date: March 31, 2011

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO
Date: March 31, 2011

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.